Trade accounts payable (Tables)	12 Months Ended
Dec. 31, 2022
Trade accounts payable.
Schedule of trade accounts payable

	December 31,
	2022		2021		2020
Suppliers and contractors	Ps.	223,153	Ps.	123,330	Ps.	107,507
Customer advances		46,377		58,512		91,841
Statutory employee profit sharing		56,760		31,365		4,700
	Ps.	326,290	Ps.	213,207	Ps.	204,048